Note 8 - Share Capital and Reserves - Schedule of Share Options (Details)		12 Months Ended
		Dec. 31, 2018 CAD ($) shares		Dec. 31, 2017 CAD ($) shares		Dec. 31, 2016 CAD ($) shares
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.39		$ 1.39		$ 1.29
Stock options, balance, outstanding and exercisable (in shares) | shares		9,290,000		7,850,000		7,761,000
Stock options, granted, outstanding and exercisable (in shares) | shares		4,308,000		4,914,000		2,921,000
Stock options, exercised, outstanding and exercisable (in shares) | shares		(575,000)		(2,699,000)		(437,000)
Stock options expired/cancelled, outstanding and exercisable (in shares) | shares		(3,316,000)		(775,000)		(2,395,000)
Stock options balance, outstanding and exercisable (in shares) | shares		9,707,000		9,290,000		7,850,000
Stock options, balance, weighted average exercise price		$ 1.39		$ 1.29		$ 1.65
Weighted average exercise price		0.97		1.39		1.55
Stock options, exercised, weighted average exercise price		0.72		0.88		1.08
Stock options expired/cancelled, weighted average exercise price		1.54		2.21		2.81
Stock options balance, weighted average exercise price		1.19		1.39		1.29
Stock options expiring April 4, 2018 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.74		$ 1.74		$ 1.74
Stock options, balance		90,000		90,000		90,000
Stock options, granted
Stock options, exercised
Stock options expired/cancelled		(90,000)
Stock options, balance				90,000		90,000
Stock options, balance, weighted average exercise price		$ 1.74		$ 1.74
Stock options balance, weighted average exercise price		1.74		1.74		$ 1.74
Stock options expiring January 6, 2017 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 0.98		$ 0.98		$ 0.98
Stock options, balance				1,180,000		1,180,000
Stock options, granted
Stock options, exercised				(1,180,000)	[1]
Stock options expired/cancelled
Stock options, balance						1,180,000
Stock options, balance, weighted average exercise price		$ 0.98		$ 0.98
Stock options balance, weighted average exercise price				0.98		$ 0.98
Stock options expiring May 6, 2016 [member]
Statement Line Items [Line Items]
Stock Options, exercise price				$ 1.33		$ 1.33
Stock options, balance						65,000
Stock options, granted
Stock options, exercised
Stock options expired/cancelled						(65,000)
Stock options, balance
Stock options, balance, weighted average exercise price				$ 1.33
Stock options balance, weighted average exercise price						$ 1.33
Stock options expiring May 6, 2018 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.41		$ 1.41		$ 1.41
Stock options, balance		100,000		100,000
Stock options, granted						100,000
Stock options, exercised
Stock options expired/cancelled		(100,000)
Stock options, balance				100,000		100,000
Stock options, balance, weighted average exercise price		$ 1.41		$ 1.41
Stock options balance, weighted average exercise price		1.41		1.41		$ 1.41
Stock options granted May 4, 2017 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.91		$ 1.91
Stock options, balance				175,000
Stock options, granted		175,000
Stock options, exercised				(75,000)
Stock options expired/cancelled				(100,000)
Stock options, balance						175,000
Stock options, balance, weighted average exercise price		$ 1.91
Stock options balance, weighted average exercise price				$ 1.91
Stock options expiring June 8, 2016 [member]
Statement Line Items [Line Items]
Stock Options, exercise price				$ 2.89		$ 2.89
Stock options, balance						2,145,000
Stock options, granted
Stock options, exercised
Stock options expired/cancelled						(2,145,000)
Stock options, balance
Stock options, balance, weighted average exercise price				$ 2.89
Stock options balance, weighted average exercise price						$ 2.89
Stock options expiring June 8, 2018 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.44		$ 1.44		$ 1.44
Stock options, balance		1,915,000		1,915,000
Stock options, granted						1,915,000
Stock options, exercised
Stock options expired/cancelled		(1,915,000)
Stock options, balance				1,915,000		1,915,000
Stock options, balance, weighted average exercise price		$ 1.44		$ 1.44
Stock options balance, weighted average exercise price		1.44		1.44		$ 1.44
Stock options expiring June 8, 2017 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.98		$ 1.98		$ 1.98
Stock options, balance				75,000		75,000
Stock options, granted
Stock options, exercised
Stock options expired/cancelled				(75,000)
Stock options, balance						75,000
Stock options, balance, weighted average exercise price		$ 1.98		$ 1.98
Stock options balance, weighted average exercise price				1.98		$ 1.98
Stock options expiring July 14, 2016 [member]
Statement Line Items [Line Items]
Stock Options, exercise price				$ 1.37		$ 1.37
Stock options, balance						130,000
Stock options, granted
Stock options, exercised	[2]					(120,000)
Stock options expired/cancelled						(10,000)
Stock options, balance
Stock options, balance, weighted average exercise price				$ 1.37
Stock options balance, weighted average exercise price						$ 1.37
Stock options expiring June 18, 2018 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.46		$ 1.46		$ 1.46
Stock options, balance		250,000		250,000		250,000
Stock options, granted
Stock options, exercised
Stock options expired/cancelled		(250,000)
Stock options, balance				250,000		250,000
Stock options, balance, weighted average exercise price		$ 1.46		$ 1.46
Stock options balance, weighted average exercise price		1.46		1.46		$ 1.46
Stock options expiring August 26, 2017 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 0.74		$ 0.74		$ 0.74
Stock options, balance				1,310,000		1,445,000
Stock options, granted
Stock options, exercised				(1,310,000)	[1]	(135,000)
Stock options expired/cancelled
Stock options, balance						1,310,000
Stock options, balance, weighted average exercise price		$ 0.74		$ 0.74
Stock options balance, weighted average exercise price				0.74		$ 0.74
Stock options expiring August 15, 2016 [member]
Statement Line Items [Line Items]
Stock Options, exercise price				$ 2.57		$ 2.57
Stock options, balance						150,000
Stock options, granted
Stock options, exercised
Stock options expired/cancelled						(150,000)
Stock options, balance
Stock options, balance, weighted average exercise price				$ 2.57
Stock options balance, weighted average exercise price						$ 2.57
Stock options expiring June 29, 2018 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.71		$ 1.71		$ 1.71
Stock options, balance		15,000		15,000
Stock options, granted						15,000
Stock options, exercised
Stock options expired/cancelled		(15,000)
Stock options, balance				15,000		15,000
Stock options, balance, weighted average exercise price		$ 1.71		$ 1.71
Stock options balance, weighted average exercise price		1.71		1.71		$ 1.71
Stock options expiring September 11, 2017 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 2.31		$ 2.31		$ 2.31
Stock options, balance				500,000		500,000
Stock options, granted
Stock options, exercised
Stock options expired/cancelled				(500,000)
Stock options, balance						500,000
Stock options, balance, weighted average exercise price		$ 2.31		$ 2.31
Stock options balance, weighted average exercise price				2.31		$ 2.31
Stock options expiring October 10, 2016 [member]
Statement Line Items [Line Items]
Stock Options, exercise price				$ 1.23		$ 1.23
Stock options, balance						150,000
Stock options, granted
Stock options, exercised	[2]					(150,000)
Stock options expired/cancelled
Stock options, balance
Stock options, balance, weighted average exercise price				$ 1.23
Stock options balance, weighted average exercise price						$ 1.23
Stock options expiring August 9, 2018 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.91		$ 1.91		$ 1.91
Stock options, balance		491,000		491,000
Stock options, granted						491,000
Stock options, exercised
Stock options expired/cancelled		(491,000)
Stock options, balance				491,000		491,000
Stock options, balance, weighted average exercise price		$ 1.91		$ 1.91
Stock options balance, weighted average exercise price		1.91		1.91		$ 1.91
Stock options expiring November 22, 2017 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 2.22		$ 2.22		$ 2.22
Stock options, balance				100,000		100,000
Stock options, granted
Stock options, exercised
Stock options expired/cancelled				(100,000)
Stock options, balance						100,000
Stock options, balance, weighted average exercise price		$ 2.22		$ 2.22
Stock options balance, weighted average exercise price				2.22		$ 2.22
Stock options expiring September 15, 2018 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.85		$ 1.85		$ 1.85
Stock options, balance		170,000		170,000
Stock options, granted						170,000
Stock options, exercised
Stock options expired/cancelled		(170,000)
Stock options, balance				170,000		170,000
Stock options, balance, weighted average exercise price		$ 1.85		$ 1.85
Stock options balance, weighted average exercise price		1.85		1.85		$ 1.85
Stock options expiring May 4, 2017 [member]
Statement Line Items [Line Items]
Stock Options, exercise price				$ 1.91		$ 1.91
Stock options, balance				175,000		200,000
Stock options, granted
Stock options, exercised
Stock options expired/cancelled						(25,000)
Stock options, balance						175,000
Stock options, balance, weighted average exercise price				$ 1.91
Stock options balance, weighted average exercise price						$ 1.91
First set of stock options expiring December 11, 2018 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 0.72		$ 0.72		$ 0.72
Stock options, balance		590,000		724,000		756,000
Stock options, granted
Stock options, exercised		(575,000)	[3]	(134,000)	[1]	(32,000)
Stock options expired/cancelled		(15,000)
Stock options, balance				590,000		724,000
Stock options, balance, weighted average exercise price		$ 0.72		$ 0.72
Stock options balance, weighted average exercise price		0.72		0.72		$ 0.72
Second set of stock options expiring December 11, 2018 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.68		$ 1.68		$ 1.68
Stock options, balance		150,000		150,000
Stock options, granted						150,000
Stock options, exercised
Stock options expired/cancelled		(150,000)
Stock options, balance				150,000		150,000
Stock options, balance, weighted average exercise price		$ 1.68		$ 1.68
Stock options balance, weighted average exercise price		1.68		1.68		$ 1.68
Third set of stock options expiring December 11, 2018 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.80		$ 1.80		$ 1.80
Stock options, balance		20,000		20,000
Stock options, granted						20,000
Stock options, exercised
Stock options expired/cancelled		(20,000)
Stock options, balance				20,000		20,000
Stock options, balance, weighted average exercise price		$ 1.80		$ 1.80
Stock options balance, weighted average exercise price		1.80		1.80		$ 1.80
Stock options expiring January 2, 2019 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.04		$ 1.04		$ 1.04
Stock options, balance		375,000		375,000		375,000
Stock options, granted
Stock options, exercised
Stock options expired/cancelled
Stock options, balance		375,000		375,000		375,000
Stock options, balance, weighted average exercise price		$ 1.04		$ 1.04
Stock options balance, weighted average exercise price		1.04		1.04		$ 1.04
Stock options expiring March 17, 2019 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.35		$ 1.35
Stock options, balance		207,000
Stock options, granted				207,000
Stock options, exercised
Stock options expired/cancelled
Stock options, balance		207,000		207,000
Stock options, balance, weighted average exercise price		$ 1.35
Stock options balance, weighted average exercise price		1.35		$ 1.35
Stock options expiring May 4, 2019 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.99		$ 1.99
Stock options, balance		175,000
Stock options, granted				175,000
Stock options, exercised
Stock options expired/cancelled
Stock options, balance		175,000		175,000
Stock options, balance, weighted average exercise price		$ 1.99
Stock options balance, weighted average exercise price		1.99		$ 1.99
Stock options expiring May 19, 2019 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.84		$ 1.84
Stock options, balance		75,000
Stock options, granted				75,000
Stock options, exercised
Stock options expired/cancelled
Stock options, balance		75,000		75,000
Stock options, balance, weighted average exercise price		$ 1.84
Stock options balance, weighted average exercise price		1.84		$ 1.84
Stock options expiring June 12, 2019 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.89		$ 1.89
Stock options, balance		75,000
Stock options, granted				75,000
Stock options, exercised
Stock options expired/cancelled
Stock options, balance		75,000		75,000
Stock options, balance, weighted average exercise price		$ 1.89
Stock options balance, weighted average exercise price		1.89		$ 1.89
First set of stock options expiring July 2, 2019 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.32		$ 1.32		$ 1.32
Stock options, balance		150,000		150,000		150,000
Stock options, granted
Stock options, exercised
Stock options expired/cancelled
Stock options, balance		150,000		150,000		150,000
Stock options, balance, weighted average exercise price		$ 1.32		$ 1.32
Stock options balance, weighted average exercise price		1.32		1.32		$ 1.32
Second set of stock options expiring July 2, 2019 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.19		$ 1.19		$ 1.19
Stock options, balance		60,000		60,000
Stock options, granted						60,000
Stock options, exercised
Stock options expired/cancelled
Stock options, balance		60,000		60,000		60,000
Stock options, balance, weighted average exercise price		$ 1.19		$ 1.19
Stock options balance, weighted average exercise price		1.19		1.19		$ 1.19
Third set of stock options expiring July 2, 2019 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.34		$ 1.34
Stock options, balance		1,427,000
Stock options, granted				1,427,000
Stock options, exercised
Stock options expired/cancelled
Stock options, balance		1,427,000		1,427,000
Stock options, balance, weighted average exercise price		$ 1.34
Stock options balance, weighted average exercise price		1.34		$ 1.34
Stock options expiring September 19, 2019 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.40		$ 1.40
Stock options, balance		1,160,000
Stock options, granted				1,160,000
Stock options, exercised
Stock options expired/cancelled
Stock options, balance		1,160,000		1,160,000
Stock options, balance, weighted average exercise price		$ 1.40
Stock options balance, weighted average exercise price		1.40		$ 1.40
Stock options expiring April 10, 2020 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.03
Stock options, balance
Stock options, granted		90,000
Stock options, exercised
Stock options expired/cancelled
Stock options, balance		90,000
Stock options balance, weighted average exercise price		$ 1.03
First set of stock options expiring April 30, 2020 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.53		$ 1.53
Stock options, balance		500,000
Stock options, granted				500,000
Stock options, exercised
Stock options expired/cancelled
Stock options, balance		500,000		500,000
Stock options, balance, weighted average exercise price		$ 1.53
Stock options balance, weighted average exercise price		1.53		$ 1.53
Second set of stock options expiring April 30, 2020 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.14		$ 1.14
Stock options, balance		100,000
Stock options, granted				100,000
Stock options, exercised
Stock options expired/cancelled
Stock options, balance		100,000		100,000
Stock options, balance, weighted average exercise price		$ 1.14
Stock options balance, weighted average exercise price		1.14		$ 1.14
Third set of stock options expiring April 30, 2020 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.04
Stock options, balance
Stock options, granted		100,000
Stock options, exercised
Stock options expired/cancelled
Stock options, balance		100,000
Stock options balance, weighted average exercise price		$ 1.04
Stock options expiring June 8, 2020 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 0.98
Stock options, balance
Stock options, granted		2,180,000
Stock options, exercised
Stock options expired/cancelled
Stock options, balance		2,180,000
Stock options balance, weighted average exercise price		$ 0.98
First set of stock options expiring September 30, 2020 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.25
Stock options, balance		1,195,000
Stock options, granted
Stock options, exercised
Stock options expired/cancelled		(100,000)
Stock options, balance		1,095,000		1,195,000
Stock options balance, weighted average exercise price		$ 1.25
Second set of stock options expiring September 30, 2020 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 0.83
Stock options, balance
Stock options, granted		106,000
Stock options, exercised
Stock options expired/cancelled
Stock options, balance		106,000
Stock options balance, weighted average exercise price		$ 0.83
Third set of stock options expiring September 30, 2020 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 0.79
Stock options, balance
Stock options, granted		170,000
Stock options, exercised
Stock options expired/cancelled
Stock options, balance		170,000
Stock options balance, weighted average exercise price		$ 0.79
Stock options expiring December 13, 2020 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 0.86
Stock options, balance
Stock options, granted		762,000
Stock options, exercised
Stock options expired/cancelled
Stock options, balance		762,000
Stock options balance, weighted average exercise price		$ 0.86
Stock options expiring September 30, 2020 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.25		$ 1.25
Stock options, balance		1,195,000
Stock options, granted				1,195,000
Stock options, exercised
Stock options expired/cancelled
Stock options, balance				1,195,000
Stock options, balance, weighted average exercise price		$ 1.25
Stock options balance, weighted average exercise price				$ 1.25
Stock options expiring February 7, 2021 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.11
Stock options, balance
Stock options, granted		300,000
Stock options, exercised
Stock options expired/cancelled
Stock options, balance		300,000
Stock options balance, weighted average exercise price		$ 1.11
Stock options expiring March 29, 2021 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.08
Stock options, balance
Stock options, granted		400,000
Stock options, exercised
Stock options expired/cancelled
Stock options, balance		400,000
Stock options balance, weighted average exercise price		$ 1.08
Stock options expiring December 12, 2021 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1
Stock options, balance
Stock options, granted		200,000
Stock options, exercised
Stock options expired/cancelled
Stock options, balance		200,000
Stock options balance, weighted average exercise price		$ 1

[1]	In accordance with the Company’s stock option plan, options holders exercised 350,000; 1,150,000 and 92,000 stock options on a cashless basis at an exercise price of $0.98, $0.74 and $0.72, respectively. The total number of shares issued in connection with the cashless exercise of options was 532,836.
[2]	In accordance with the Company’s stock option plan, options holders exercised 105,000 and 150,000 stock options on a cashless basis at an exercise price of $1.37 and $1.23. The total number of shares issued in connection with the cashless exercise of options was 63,510.
[3]	In accordance with the Company's stock option plan, options holders exercised 552,000 stock options on a cashless basis at an exercise price of $0.72. The total number of shares issued in connection with the cashless exercise of options was 64,094.